Business Combinations - Summary of Identifiable Assets and liabilities acquisition (Detail) € in Thousands	Dec. 31, 2023 EUR (€)
Assets
Property, plant and equipment	€ 4,811
Customer databases	5,733
Right-of-use assets	4,195
Deferred tax assets	263
Trade and other receivables	16,274
Net cash acquired with the subsidiaries € '000s	8,278
Identifiable assets acquired	93,762
Liabilities
Lease liabilities	4,367
Interest-bearing loans and borrowings	(120,992)
Trade and other payables	(26,846)
Customer liabilities	2,577
Deferred tax liabilities	(144)
Income tax payables	(3,482)
Liabilities assumed	158,408
Net identifiable assets (liabilities) acquired	(64,646)
Goodwill	88,175
Purchase consideration transferred	23,320
Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date	€ 21,546